Note 4 - Property and Equipment, Net-10Q (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Depreciation	$ 1,666,000	$ 1,666,000	$ 2,221,100	$ 1,673,400